Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2020
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2019 and 2020.

	Millions of yen
	For the year ended March 31, 2019
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments (1)	¥(15,596)	¥28,248	¥5,181	¥33,429	¥17,833
Pension liability adjustment (2)	(47,837)	(25,182)	1,912	(23,270)	(71,107)
Own credit adjustments	4,077	20,944	(797)	20,147	24,224

Total	¥(59,356)	¥24,010	¥6,296	¥30,306	¥(29,050)

(1)	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2019 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in
Non-interest expenses-Other
.

(2)	See Note 13 “ Employee benefit plans ” for further information.

	Millions of yen
	For the year ended March 31, 2020
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥17,833	¥(44,730)	¥623	¥(44,107)	¥(26,274)
Pension liability adjustment (1)	(71,107)	4,528	4,008	8,536	(62,571)
Own credit adjustments	24,224	39,517	(1,001)	38,516	62,740

Total	¥(29,050)	¥(685)	¥3,630	¥2,945	¥(26,105)

(1)	See Note 13 “ Employee benefit plans ” for further information.

Reclassifications out of accumulated other comprehensive income (loss)
The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2019 and 2020.

	Millions of yen
	For the year ended March 31
	2019	2020	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥(5,181)	¥(886)	Revenue — Other / Non-interest expenses — Other
	—	263	Income tax expense

	(5,181)	(623)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(5,181)	¥(623)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2019	2020	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(2,771)	¥(5,792)	Non-interest expenses — Compensation and benefits / Revenue—Other
	859	1,784	Income tax expense

	(1,912)	(4,008)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(1,912)	¥(4,008)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2019	2020	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥804	¥1,132	Revenue — Net gain on trading
	(7)	(131)	Income tax expense

	797	1,001	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥797	¥1,001	Net income (loss) attributable to NHI shareholders